Deposits (Summary Of Deposit Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Noninterest-bearing demand deposits	$ 116,083	$ 74,539
Demand and money market	243,372	242,987
Savings deposits	4,785	4,069
Time deposits of $100,000 or more	146,834	72,870
Other time deposits	58,124	58,766
Total deposits	$ 569,198	$ 453,231